Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Fair Value Measurements
Schedule of Plan's assets at fair value

	Assets at Fair Value as of December 31,
	2025	2024

Mutual funds	$8,805,663	$7,852,556
Pooled separate accounts	793,963	681,055
Collective trust funds	20,147,722	16,274,832
Employer security	976,287	819,072

Total assets in the fair value hierarchy	$30,723,635	$25,627,515